Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Northwest Bancshares, Inc. performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis (“CD&A”) for a complete description of how executive compensation relates to Northwest Bancshares, Inc. performance and how the Compensation Committee makes its decisions.

	Principal Executive Officer (“PEO”)(1)				Non-PEO NEOs (2)		Value of initial fixed $100 investment based on:
	Summary compensation on table total		Compensation actually paid (3)		Average summary compensation on table total ($)	Average compensation actually paid ($)	Total shareholder return ($)	Peer group total shareholder return ($)(5)	Company metrics
Year	1st PEO ($)	2nd PEO ($)(4)	1st PEO ($)	2nd PEO ($)					Net income (in thousands)($)	Return on average assets (“ROA”)
2022	802,002	1,190,891	580,603	1,255,743	862,057	933,361	101.06	107.54	133,666	0.94%
2021	1,688,530	—	1,758,462	—	730,276	793,259	96.62	128.28	154,323	1.08%
2020	1,558,296	—	1,498,796	—	730,029	624,237	82.01	90.81	74,854	0.58%

(1)
Mr. Seiffert served as Chairman, President and CEO during the years presented until his death on May 24, 2022. At this time, Mr. Harvey was appointed interim President and CEO. On August 17, 2022, Mr. Torchio was appointed P resid
ent and Chief Executive Officer. Given these events, the Company has disclosed Mr. Seiffert’s total compensation and compensation actually paid for the time he served as CEO in 2022, and the full years for 2021 and 2020 as “1st PEO” and has disclosed Mr. Torchio’s total compensation and compensation actually paid as the “2nd PEO” for 2022 only. Mr. Torchio is then included in the non-PEO
NEOs disclosure for 2021 and 2020. Mr. Harvey’s total compensation and compensation actually paid is included in the non-PEO
NEO disclosures for all years presented.

(2)	Non-PEO CEOs average calculation includes Messrs. Harvey, Golding, Reitzes and Watson for 2022; Messrs. Torchio, Harvey, Golding and Reitzes for both 2021 and 2020.
(3)	The following tables provides a reconciliation between the summary compensation on table total and the compensation actually paid:

	1st PEO			2nd PEO			Non-PEO NEOs
Adjustments from Summary Compensation Table total	2022	2021	2020	2022	2021	2020	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$—	(137,564)	(145,802)	$(13,422)	—	—	$(5,165)	(37,407)	(112,070)
Increase for service cost of pension plans	—	125,912	123,751	34,469	—	—	34,476	49,157	50,293
Increase/deduction for prior service cost of pension plans	—	—	—	—	—	—	—	—	—
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(460,279)	(196,620)	(112,358)	(151,159)	—	—	(163,187)	(109,081)	(63,358)
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	—	165,456	142,627	176,755	—	—	187,724	92,029	80,413
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	47,665	(76,589)	13,591	—	—	13,133	30,379	(58,861)
Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	273,656	36,252	16,390	—	—	—	—	19,836	9,251
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(46,666)	7,331	(23,366)	(6,270)	—	—	(7,086)	4,978	(22,080)
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—	—	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	11,890	21,500	15,847	10,888	—	—	11,409	13,092	10,620

Total adjustments	$(221,399)	69,932	(59,500)	$64,852	—	—	$71,304	62,983	(105,792)

(4)	Mr. Torchio was appointed as the CEO during 2022. The above disclosure includes salary of $270,769 for his service as the CEO and $258,779 for his service prior to becoming the CEO.
(5)	Peer group total shareholder return reflects the value of $100 investment in the NASDAQ Bank Index.

Company Selected Measure Name	ROA
Named Executive Officers, Footnote [Text Block]	Non-PEO CEOs average calculation includes Messrs. Harvey, Golding, Reitzes and Watson for 2022; Messrs. Torchio, Harvey, Golding and Reitzes for both 2021 and 2020.
Peer Group Issuers, Footnote [Text Block]	Peer group total shareholder return reflects the value of $100 investment in the NASDAQ Bank Index.
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	The following tables provides a reconciliation between the summary compensation on table total and the compensation actually paid:

	1st PEO			2nd PEO			Non-PEO NEOs
Adjustments from Summary Compensation Table total	2022	2021	2020	2022	2021	2020	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$—	(137,564)	(145,802)	$(13,422)	—	—	$(5,165)	(37,407)	(112,070)
Increase for service cost of pension plans	—	125,912	123,751	34,469	—	—	34,476	49,157	50,293
Increase/deduction for prior service cost of pension plans	—	—	—	—	—	—	—	—	—
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(460,279)	(196,620)	(112,358)	(151,159)	—	—	(163,187)	(109,081)	(63,358)
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	—	165,456	142,627	176,755	—	—	187,724	92,029	80,413
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	47,665	(76,589)	13,591	—	—	13,133	30,379	(58,861)
Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	273,656	36,252	16,390	—	—	—	—	19,836	9,251
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(46,666)	7,331	(23,366)	(6,270)	—	—	(7,086)	4,978	(22,080)
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—	—	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	11,890	21,500	15,847	10,888	—	—	11,409	13,092	10,620

Total adjustments	$(221,399)	69,932	(59,500)	$64,852	—	—	$71,304	62,983	(105,792)

Non-PEO NEO Average Total Compensation Amount	$ 862,057	$ 730,276	$ 730,029
Non-PEO NEO Average Compensation Actually Paid Amount	$ 933,361	793,259	624,237
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The following tables provides a reconciliation between the summary compensation on table total and the compensation actually paid:

	1st PEO			2nd PEO			Non-PEO NEOs
Adjustments from Summary Compensation Table total	2022	2021	2020	2022	2021	2020	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$—	(137,564)	(145,802)	$(13,422)	—	—	$(5,165)	(37,407)	(112,070)
Increase for service cost of pension plans	—	125,912	123,751	34,469	—	—	34,476	49,157	50,293
Increase/deduction for prior service cost of pension plans	—	—	—	—	—	—	—	—	—
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(460,279)	(196,620)	(112,358)	(151,159)	—	—	(163,187)	(109,081)	(63,358)
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	—	165,456	142,627	176,755	—	—	187,724	92,029	80,413
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	47,665	(76,589)	13,591	—	—	13,133	30,379	(58,861)
Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	273,656	36,252	16,390	—	—	—	—	19,836	9,251
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(46,666)	7,331	(23,366)	(6,270)	—	—	(7,086)	4,978	(22,080)
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—	—	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	11,890	21,500	15,847	10,888	—	—	11,409	13,092	10,620

Total adjustments	$(221,399)	69,932	(59,500)	$64,852	—	—	$71,304	62,983	(105,792)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP and Company Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP and Company Net Inc om e
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP and Company Return on Assets
Total Shareholder Return Vs Peer Group [Text Block]	Company and Peer Group Cumulati ve TS R
Tabular List [Table Text Block]
In our assessment, the most important financial performance measures used to link CAP, as calculated in accordance with the SEC rules, to our NEOs in 2022 to our performance were:

•	Return on assets;

•	Return on equity; and

•	Efficiency ratio.

Total Shareholder Return Amount	$ 101.06	96.62	82.01
Peer Group Total Shareholder Return Amount	107.54	128.28	90.81
Net Income (Loss)	$ 133,666,000	$ 154,323,000	$ 74,854,000
Company Selected Measure Amount	0.94	1.08	0.58
SalaryforServiceasCEO	$ 270,769
SalaryforServicePriortoBecomingCEO	$ 258,779
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on assets
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency ratio
Mr. Seiffert [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 802,002	$ 1,688,530	$ 1,558,296
PEO Actually Paid Compensation Amount	$ 580,603	1,758,462	1,498,796
PEO Name	Mr. Seiffert’s
Mr. Torchio [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,190,891
PEO Actually Paid Compensation Amount	$ 1,255,743
PEO Name	Mr. Torchio’s
PEO [Member] | Mr. Seiffert [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	(137,564)	(145,802)
PEO [Member] | Mr. Seiffert [Member] | service cost of pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	125,912	123,751
PEO [Member] | Mr. Seiffert [Member] | prior service cost of pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Seiffert [Member] | StockAwardsAndOptionAwards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(460,279)	(196,620)	(112,358)
PEO [Member] | Mr. Seiffert [Member] | FairValueOfAwardsGrantedDuringYearThatRemainUnvestedAsOfYeaRendDeterminedAsOfYearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	165,456	142,627
PEO [Member] | Mr. Seiffert [Member] | FairValueFromPriorYearendToCurrentYearEndOfAwardsGrantedPriorToYearThatWereOutstandingAndUnvestedAsOfYearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	47,665	(76,589)
PEO [Member] | Mr. Seiffert [Member] | FairValueOfAwardsGrantedDuringYearThatVestedDuringYearDeterminedAsOfVestingDate [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	273,656	36,252	16,390
PEO [Member] | Mr. Seiffert [Member] | FairValueFromPriorYearEndToVestingDateOfAwardsGrantedPriorToYearThatVestedDuringYear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(46,666)	7,331	(23,366)
PEO [Member] | Mr. Seiffert [Member] | FairValueOfAwardsGrantedPriorToYearThatWereForfeitedDuringYear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Seiffert [Member] | OtherEarningsPaidDuringYearPriorToVestingDateOfAward [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,890	21,500	15,847
PEO [Member] | Mr. Seiffert [Member] | TotalAdjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(221,399)	69,932	(59,500)
PEO [Member] | Mr. Torchio [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,422)	0	0
PEO [Member] | Mr. Torchio [Member] | service cost of pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,469	0	0
PEO [Member] | Mr. Torchio [Member] | prior service cost of pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Torchio [Member] | StockAwardsAndOptionAwards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(151,159)	0	0
PEO [Member] | Mr. Torchio [Member] | FairValueOfAwardsGrantedDuringYearThatRemainUnvestedAsOfYeaRendDeterminedAsOfYearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	176,755	0	0
PEO [Member] | Mr. Torchio [Member] | FairValueFromPriorYearendToCurrentYearEndOfAwardsGrantedPriorToYearThatWereOutstandingAndUnvestedAsOfYearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,591	0	0
PEO [Member] | Mr. Torchio [Member] | FairValueOfAwardsGrantedDuringYearThatVestedDuringYearDeterminedAsOfVestingDate [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Torchio [Member] | FairValueFromPriorYearEndToVestingDateOfAwardsGrantedPriorToYearThatVestedDuringYear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,270)	0	0
PEO [Member] | Mr. Torchio [Member] | FairValueOfAwardsGrantedPriorToYearThatWereForfeitedDuringYear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Torchio [Member] | OtherEarningsPaidDuringYearPriorToVestingDateOfAward [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,888	0	0
PEO [Member] | Mr. Torchio [Member] | TotalAdjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,852	0	0
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,165)	(37,407)	(112,070)
Non-PEO NEO [Member] | service cost of pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,476	49,157	50,293
Non-PEO NEO [Member] | prior service cost of pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | StockAwardsAndOptionAwards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(163,187)	(109,081)	(63,358)
Non-PEO NEO [Member] | FairValueOfAwardsGrantedDuringYearThatRemainUnvestedAsOfYeaRendDeterminedAsOfYearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	187,724	92,029	80,413
Non-PEO NEO [Member] | FairValueFromPriorYearendToCurrentYearEndOfAwardsGrantedPriorToYearThatWereOutstandingAndUnvestedAsOfYearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,133	30,379	(58,861)
Non-PEO NEO [Member] | FairValueOfAwardsGrantedDuringYearThatVestedDuringYearDeterminedAsOfVestingDate [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	19,836	9,251
Non-PEO NEO [Member] | FairValueFromPriorYearEndToVestingDateOfAwardsGrantedPriorToYearThatVestedDuringYear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,086)	4,978	(22,080)
Non-PEO NEO [Member] | FairValueOfAwardsGrantedPriorToYearThatWereForfeitedDuringYear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | OtherEarningsPaidDuringYearPriorToVestingDateOfAward [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,409	13,092	10,620
Non-PEO NEO [Member] | TotalAdjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 71,304	$ 62,983	$ (105,792)